Subsequent Events (Details Narrative)								1 Months Ended		3 Months Ended			12 Months Ended
	Jun. 22, 2018 USD ($) $ / shares shares	Jun. 21, 2018 $ / shares shares	May 16, 2018 USD ($) $ / shares shares	May 09, 2018 GBP (£) shares	Jan. 02, 2018	Nov. 30, 2017 shares	May 13, 2016 shares	Apr. 30, 2018 $ / shares shares	Nov. 30, 2017 shares	Jun. 30, 2018 USD ($) shares	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2017 shares	Dec. 31, 2016 USD ($)	Oct. 31, 2016 $ / shares
Vesting percentage					1 year
Stock issued during period, acquisition, value | $														$ 8,243,297
Conversion price per share | $ / shares															$ 1.055
Class A Common Stock [Member]
Options to purchase shares of common stock							120,917
Class A Common Stock [Member]
Vesting percentage												4 years
Number of shares acquire during period						370,040			2,055,873
Number of class a common stock shares issued						958,983							41,017
Conversion price per share | $ / shares															$ 1.055
Warrant expiration date											Dec. 31, 2019		Dec. 31, 2019
Subsequent Event [Member] | Third Party Lender [Member]
Number of class a common stock shares issued			5,715
Subsequent Event [Member] | Unsecured Promissory Note Agreement [Member] | Third Party Lender [Member]
Promissory note amount | $			$ 500,000
Note bears interest rate			7.00%
Note maturity date			Feb. 16, 2019
Subsequent Event [Member] | Class A Common Stock [Member]
Number of shares acquire during period				257,200
Subsequent Event [Member] | Class A Common Stock [Member] | British Pound [Member]
Stock issued during period, acquisition, value | £				£ 100
Subsequent Event [Member] | Class A Common Stock [Member]
Conversion price per share | $ / shares			$ 4.00
Subsequent Event [Member] | Cohuborate, Ltd [Member]
Acquired ownership percentage				100.00%
Subsequent Event [Member] | Dynamic Capital [Member]
Warrants to purchase shares of common stock			219,866
Subsequent Event [Member] | Canaan Parish [Member]
Number of warrants issued		270,000
Warrant exercise price per share | $ / shares		$ 6.00
Warrants to purchase shares of common stock			66,146
Warrant expiration date		Dec. 31, 2021
Subsequent Event [Member] | Dynamic Capital LLC and CanaanParish [Member] | Minimum [Member]
Warrant exercise price per share | $ / shares			$ 5.58
Warrant expiration date			Dec. 31, 2019
Subsequent Event [Member] | Dynamic Capital LLC and CanaanParish [Member] | Maximum [Member]
Warrant exercise price per share | $ / shares			$ 9.84
Subsequent Event [Member] | Tysadco Partners [Member]
Number of shares issued for service										2,125
Subsequent Event [Member] | Qwizdom, Inc [Member]
Acquired ownership percentage	100.00%
Promissory note amount | $	$ 656,000
Note bears interest rate	8.00%
Payments to acquire businesses, cash | $	$ 410,000
Number of shares issued for acquisition	142,857
Maximum earnout revenues | $	$ 410,000
Subsequent Event [Member] | Consultant [Member]
Number of warrants issued		25,000						5,000
Warrant exercise price per share | $ / shares								$ 4.76
Warrant expire term								5 years
Vesting percentage								4 years
Subsequent Event [Member] | Mr. Elliott [Member]
Note payable | $										$ 50,000
Subsequent Event [Member] | Mr. Sweeney [Member]
Vesting percentage	4 years
Agreement term	3 years
Options to purchase shares of common stock	40,000
Options to purchase shares of common stock price per share | $ / shares	$ 5.78
Options expiration term description	These options have an exercise price of $5.78 per share, expire after 10 years from the grant date and vest through 4 years.
Subsequent Event [Member] | Mr. Beamish [Member]
Vesting percentage	4 years
Agreement term	3 years
Options to purchase shares of common stock	20,000
Options to purchase shares of common stock price per share | $ / shares	$ 5.78
Options expiration term description	These options have an exercise price of $5.78 per share, expire after 10 years from the grant date and vest through 4 years.